CONCENTRATIONS (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Concentration Risk [Line Items]
Deposits	$ 35,237,984	$ 52,319,608
Interest-bearing deposits in banks and other financial institutions	800,000	500,000
Cash and due from banks	30,385,990	$ 49,978,752
Restricted cash amount pledged as collateral	$ 9,900,000
Purchases [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.20%	15.50%
Purchases [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	10.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.30%	23.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.90%
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.70%	12.90%
Two Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%
No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Asset Pledged as Collateral [Member]
Concentration Risk [Line Items]
Restricted cash amount pledged as collateral	$ 9,900,000